INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets:
Allowance for loan losses	$ 121	$ 132
Deferred compensation	109	93
Retirement Plan	198	170
Reserve for off-balance sheet commitments	6	11
OTTI other impairment	12	15
OTTI credit impairment	53	51
Net unrealized loss on securities available for sale		133
Other	64	90
Total gross deferred tax assets	563	695
Deferred tax liabilities:
Net unrealized gain on securities available for sale	145
Deferred origination fees, net	173	147
Total gross deferred tax liabilities	318	147
Net deferred tax assets	$ 245	$ 548